Borrowings - Schedule of Analysis of Borrowings by Interest Rate Changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 39,658	£ 43,968
Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(204)	(456)
Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	39,454	43,512
Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(204)	(456)
Within 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	3,999	6,519
Within 1 Year | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	8,757	7,192
Within 1 Year | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	4,192	219
Within 1 Year | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	566	454
Between 1-2 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,477	1,568
Between 1-2 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	1,825	1,349
Between 1-2 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(219)
Between 1-2 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(652)
Between 2-3 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	3,853	2,594
Between 2-3 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	3,353	1,850
Between 2-3 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(500)
Between 2-3 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(744)
Between 3-4 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,090	3,855
Between 3-4 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	2,964	3,855
Between 3-4 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,107)
Between 3-4 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(19)
Between 4-5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,739	4,108
Between 4-5 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	2,739	4,085
Between 4-5 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(23)
Beyond Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	22,500	25,324
Beyond Five Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	19,816	25,181
Beyond Five Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(2,585)
Beyond Five Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ (99)	£ (143)